Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of metropolitan areas	17
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	377,746
2014	349,565
2015	346,084
2016	310,798
2017	290,158
Thereafter	1,384,133
Total	3,058,484
Geographic Concentration Risk [Member] | Chicago [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	23.10%
Geographic Concentration Risk [Member] | DISTRICT OF COLUMBIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	22.00%
Geographic Concentration Risk [Member] | NEW YORK
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	14.60%
Customer Concentration Risk [Member] | Federal Governmental Agencies [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	13.30%